UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08128

Name of Fund:	W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue
New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022
Attention: Seth L. Pearlstein

(copy to)
Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, New York 10017
Attention: Nora M. Jordan

Registrant’s telephone number, including area code:  (212) 750-8585

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2009

Item 1.  Schedule of Investments

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments
September 30, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - 98.6%

Aerospace/Defense Equipment - 4.1%
United Technologies Corporation	18,700	$1,139,391

Business Services - 4.5%
MSCI, Inc. (a)	42,200	1,249,964

Commercial Services - 11.1%
MasterCard, Inc.	9,750	1,970,962
Visa, Inc.	16,000	1,105,760
		3,076,722
Consumer Products - 6.4%
Procter & Gamble Company	30,900	1,789,728

Data Processing/Management - 5.8%
Automatic Data Processing, Inc.	41,000	1,611,300

Drugs & Health Care - 7.2%
Becton, Dickinson & Company	28,900	2,015,775

Electronics - 4.4%
Amphenol Corporation	32,200	1,213,296

Finance & Banking - 4.7%
Charles Schwab Corporation	68,500	1,311,775

Food & Beverages - 6.5%
Kellogg Company	4,000	196,920
PepsiCo, Inc.	27,600	1,619,016
		1,815,936

Hazardous Waste Disposal - 3.7%
Stericycle, Inc. (a)	21,400	1,036,830

Industrial Gases - 4.9%
Praxair, Inc.	16,600	1,356,054

Internet - 8.0%
Google, Inc. (a)	1,875	929,719
McAfee, Inc. (a)	29,900	1,309,321
		2,239,040

1

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - (Continued)

Restaurants - 7.5%
Chipotle Mexican Grill Inc., Class B (a)	12,000	$998,640
Yum! Brands, Inc.	31,900	1,076,944
		2,075,584
Retail - 14.4%
Polo Ralph Lauren Corporation	16,800	1,287,216
Staples, Inc.	61,800	1,434,996
Target Corporation	27,600	1,288,368
		4,010,580
Wireless Communications - 5.4%
Qualcomm Inc.	33,300	1,497,834

TOTAL COMMON STOCKS - (Cost $26,062,631)		27,439,809

SHORT TERM INVESTMENTS - 1.9%

Repurchase Agreement - 1.9%
	Principal Amount
Agreement with State Street Corporation, 0.01%, dated 9/30/2009, to be repurchased at $538,000 on 10/01/2009, collateralized by $550,000 U.S. Treasury Bill, 0.15% maturing 03/11/2010 (value $549,615)	538,000	538,000

TOTAL SHORT TERM INVESTMENTS - (Cost $538,000)		538,000

Total Investments - (Cost $26,600,631) - 100.5%		27,977,809
Liabilities in Excess of Other Assets - (0.5)%		(150,723)
Net Assets - 100.0%		$27,827,086
(a)	No dividends paid on security.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $2,730,026 and $1,352,848 respectively, resulting in net unrealized appreciation of $1,377,178.

2

W.P. Stewart & Co. Growth Fund, Inc.
Notes to Schedule of Investments
September 30, 2009 (Unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) effective January 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$27,439,809	$-	$-	$27,439,809
Short Term Investments	-	538,000	-	538,000
Total	$27,439,809	$538,000	$-	$27,977,809

The adoption of FAS 157 did not have an impact on the Fund’s financial position or results of operations.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s most recent semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer, whose certifications are included herewith, have concluded based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such disclosure controls and procedures are adequate, effective, and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:	/s/ Rocco Macri
Rocco Macri,
Director and President of
W.P. Stewart & Co. Growth Fund, Inc.

Date:  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Rocco Macri
Rocco Macri,
Director and President of
W.P. Stewart & Co. Growth Fund, Inc.

Date:  November 25, 2009

By:	/s/ Susan G. Leber
Susan G. Leber,
Director, Treasurer and Principal Financial Officer of
W.P. Stewart & Co. Growth Fund, Inc.

Date:  November 25, 2009